Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of Reconciliation of Changes in Goodwill

	December 31, 2025	December 31, 2024
	$	$
Gross goodwill, beginning of the year	2,832.3	2,193.4
Acquisitions	553.5	503.0
Impact of foreign exchange	(44.2)	135.9
Gross goodwill, end of the year	3,341.6	2,832.3
Accumulated impairment losses	(119.8)	(119.8)
Net goodwill, end of the year	3,221.8	2,712.5

Schedule of Goodwill Allocated	Goodwill was allocated to its CGUs or group of CGUs as follows:

	December 31, 2025	December 31, 2024
	$	$
Canada	422.7	422.7
United States	1,920.1	1,479.3
Global	879.0	810.5
Total	3,221.8	2,712.5